Related Party Transactions - Credit Facility with Verde (Details) - Line of Credit - Verde Investments, Inc. - Affiliated Entity	Feb. 27, 2017 USD ($)
Related Party Transaction [Line Items]
Debt instrument, fee amount	$ 1,000,000
Verde Credit Facility
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity	$ 50,000,000.0
Interest rate	12.00%
Verde credit facility	$ 35,000,000
Accrued interest paid	$ 400,000